UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6740

CitiFunds Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS INSTITUTIONAL TRUST

CITI INSTITUTIONAL ENHANCED INCOME FUND

FORM N-Q
NOVEMBER 30, 2006

Notes to Schedule of Investments (unaudited)

Investments in Institutional Enhanced Portfolio, at value $47,061.

1. Organization and Significant Accounting Policies

Citi Institutional Enhanced Income Fund (the “Fund”) is a separate diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Institutional Enhanced Portfolio (the “Portfolio”), a management investment company and a series of Institutional Portfolio. The value of such investment reflects the Fund’s proportionate interest (0.0% at November 30, 2006) in the net assets of the Portfolio.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

ASSET-BACKED SECURITIES — 20.1%
Home Equity — 18.4%
$ 1,521,781	ACE Securities Corp., Series 2006-ASL1, Class A, 5.460% due 12/25/06 (a)	$1,521,781
108,352	Aegis Asset-Backed Securities Trust, Series 2004-5, Class 1A2, 5.664% due
	12/25/06 (a)	108,425
867,174	American Home Mortgage Investment Trust, Series 2005-2, Class 5A2,
	5.470% due 12/25/06 (a)	867,174
909,808	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 12/25/06 (a)	909,808
2,000,000	Bayview Financial Acquisition Trust, Series 2003-G, Class A1, 5.928% due
	12/28/06 (a)	2,002,140
2,391,946	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6,
	Class 2A2, 5.610% due 12/25/06 (a)	2,397,179
118,790	CNH Equipment Trust, Series 2005-A, Class A2, 3.640% due 9/17/07	118,768
2,082,917	Countrywide Asset-Backed Certificates, Series 2005-11, Class AF1, 5.504%
	due 12/25/06 (a)	2,084,336
	Countrywide Home Equity Loan Trust:
1,631,739	Series 2002-B, Class A1, 5.580% due 12/15/06 (a)	1,632,510
2,575,851	Series 2003-B, Class A, 5.630% due 12/15/06 (a)	2,583,187
619,576	Series 2005-F, Class 2A, 5.570% due 12/15/06 (a)	620,263
2,858,792	FBR Securitization Trust, Series 2005-1, Class A2, 5.568% due 12/28/06 (a)	2,863,014
1,170,787	First Franklin Mortgage Loan Asset Backed Certificates, 5.724% due
	12/25/06 (a)	1,172,705
	GMAC Mortgage Corp. Loan Trust:
1,000,000	Series 2006-HE1, Class A, 5.534% due 12/25/06 (a)	1,001,254
1,600,000	Series 2006-HE4, Class A1, 5.390% due 12/25/06 (a)	1,601,875
	GSAMP Trust:
908,908	Series 2006-S2, Class A2, 5.420% due 12/25/06 (a)	908,908
949,085	Series 2006-S3, Class A1, 6.085% due 12/1/06	947,778
2,423,953	Series 2006-SEA1, Class A, 5.620% due 12/25/06 (a)(b)	2,423,953
1,480,971	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A,
	5.490% due 12/25/06 (a)	1,480,711
982,481	IXIS Real Estate Capital Trust, Series 2006-HE1, Class A1, 5.410% due
	12/25/06 (a)	983,117
	Lehman XS Trust:
2,875,244	Series 2005-2, Class 2A1A, 5.470% due 12/25/06 (a)	2,875,572
882,145	Series 2006-9, Class A2, 5.570% due 12/25/06 (a)	884,075
397,740	Novastar Home Equity Loan, Series 2003-2, Class A1, 5.629% due 12/25/06
	(a)	397,739
1,109,917	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF1,
	5.574% due 12/25/06 (a)	1,110,177
	RAAC:
1,665,177	Series 2006-RP2, Class A, 5.570% due 12/25/06 (a)(b)	1,667,259
2,137,028	Series 2006-RP3, Class A, 5.594% due 12/25/06 (a)(b)	2,137,495
136,194	Residential Asset Securities Corp., Series 2003-KS1, Class A2, 5.694% due
	12/25/06 (a)	136,492
	SACO I Trust:
3,712,901	Series 2005-08, Class A1, 5.604% due 12/25/06 (a)	3,714,696
1,476,049	Series 2005-WM2, Class A1, 5.604% due 12/25/06 (a)	1,476,049
2,277,816	Series 2006-5, Class 1A, 5.470% due 12/25/06 (a)	2,277,956
1,467,338	Series 2006-7, Class A1, 5.450% due 12/25/06 (a)	1,467,338
78,343	Specialty Underwriting & Residential Finance, Series 2003-BC3, Class A,
	5.674% due 12/25/06 (a)	78,348
1,843,667	Structured Asset Securities Corp., Series 2003-28XS, Class A4, 5.160% due
	12/1/06	1,830,127
1,053,729	Truman Capital Mortgage Loan Trust, Series 2005-1, Class A, 5.754% due
	12/25/06 (a)(b)	1,056,640

See Notes to Schedule of Investments.

1

INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

Home Equity — 18.4% (continued)
$ 880,306	Wachovia Asset Securitization Inc., Series 2002-HE2, Class A, 5.750% due
	12/25/06 (a)	$881,825

	Total Home Equity	50,220,674

Credit Card — 0.9%
2,438,421	Compucredit Acquired Portfolio Voltage Master Trust, Series 2006-1A, Class
	A1, 5.490% due 12/15/06 (a)(b)	2,446,803

Automobiles — 0.8%
1,908,505	Drivetime Auto Owner Trust, Series 2006-A, Class A2, 5.420% due 12/15/06
	(b)	1,909,399
400,000	Hertz Vehicle Financing LLC, Series 2005-2A, Class A3, 5.520% due
	12/25/06 (a)(b)	400,458

	Total Automobiles	2,309,857

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $54,955,271)	54,977,334

COLLATERALIZED MORTGAGE OBLIGATIONS(a) — 15.5%
2,680,334	American Home Mortgage Assets, Series 2006-4, Class 1A12, 5.530% due
	12/25/06	2,680,334
	Countrywide Alternative Loan Trust:
221,122	Series 2004-J13, Class 1A1, 5.620% due 12/25/06	221,122
1,518,913	Series 2005-24, Class 4A1, 5.550% due 12/20/06	1,520,648
995,126	Series 2006-OA01, Class 1A1, 5.530% due 12/20/06	995,269
1,010,013	Series 2006-OA02, Class A5, 5.550% due 12/20/06	1,010,156
2,685,799	Series 2006-OA17, Class 1A1A, 5.515% due 12/20/06	2,685,799
2,185,202	Series 2006-OA17, Class 2A1, 5.777% due 12/20/06	2,186,398
2,465,790	Harborview Mortgage Loan Trust, Series 2006-07, Class 2A1A, 5.530% due
	12/19/06	2,465,790
2,434,702	IMPAC Secured Assets Corp., Series 2005-2, Class A1, 5.644% due 12/25/06	2,439,796
	Indymac Index Mortgage Loan Trust:
1,883,154	Series 2005-AR02, Class 2A2A, 5.664% due 12/25/06	1,887,279
1,712,415	Series 2005-AR10, Class A1, 5.584% due 12/25/06	1,714,098
	Lehman XS Trust:
931,241	Series 2006-04N, Class A2A, 5.544% due 12/25/06	931,879
2,650,525	Series 2006-10N, Class 2A2, 5.420% due 12/25/06	2,650,525
	Residential Accredit Loans Inc.:
1,527,294	Series 2003-QA1, Class A1, 5.664% due 12/25/06	1,528,776
1,929,076	Series 2006-Q05, Class 3A1, 5.390% due 12/25/06	1,929,521
1,775,194	Residential Funding Mortgage Securities II Inc., Series 2006-HI1, Class A1,
	5.430% due 12/25/06	1,775,444
2,181,212	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-10, Class A1,
	5.520% due 12/25/06	2,182,444
	Thornburg Mortgage Securities Trust:
2,428,614	Series 2004-2, Class A1, 5.640% due 12/25/06	2,432,526
1,364,117	Series 2004-3, Class A, 5.690% due 12/25/06	1,371,502
2,946,207	Series 2005-3, Class A4, 5.594% due 12/25/06	2,950,923
	Series 2006-3:
1,054,143	Class A2, 5.425% due 12/25/06	1,052,612
773,578	Class A3, 5.430% due 12/25/06	773,609
	Washington Mutual Inc.:
1,257,109	Series 2005-AR13, Class A1A1, 5.614% due 12/25/06	1,259,738
949,873	Series 2005-AR15, Class A1A1, 5.584% due 12/25/06	952,168
908,485	WMALT Mortgage Pass-Through Certificates, Series 2006-AR1, Class A1A,
	5.570% due 12/25/06	910,197

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $42,540,887)	42,508,553

See Notes to Schedule of Investments.

2

INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.2%
U.S. Government Agencies — 2.2%
$ 1,000,000	Federal Home Loan Bank (FHLB), Series 3, 3.500% due 1/18/07	$997,767
5,000,000	Federal Home Loan Mortgage Corp. (FHLMC), 4.050% due 6/28/07	4,968,870

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $5,999,921)	5,966,637

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $103,496,079)	103,452,524

SHORT-TERM INVESTMENTS — 64.0%
Commercial Paper(c) — 53.7%
	Albis Capital Corp.:
10,000,000	5.417% due 12/4/06	9,995,542
5,000,000	5.400%-5.402% due 1/22/07	4,961,506
9,000,000	Berkeley Square Finance LLC, 5.346% due 1/5/07 (b)	8,953,625
	Brahms Funding Corp.:
8,850,000	5.349% due 12/1/06	8,850,000
5,000,000	5.368% due 1/26/07	4,958,622
5,000,000	Cairn High Grade I LLC, 5.346% due 1/12/07 (b)	4,969,025
4,700,000	Chesham Finance LLC, 5.354% due 2/23/07	4,642,143
5,000,000	Cheyne Finance LLC, 5.392% due 3/1/07 (b)	4,934,150
5,000,000	Cobbler Funding LLC, 5.448% due 4/25/07	4,894,600
4,000,000	Crown Point Capital Co., 5.552% due 1/12/07 (b)	3,974,800
4,534,000	Ebury Finance Ltd., 5.342% due 12/6/06	4,530,662
10,000,000	Fenway Funding LLC, 5.372% due 2/9/07	9,896,700
10,000,000	Ford Credit Floorplan Motown, Master Owner Trust, Motown Notes, Series
	2002-1, 5.372% due 2/12/07	9,892,900
13,373,000	Foxboro Funding Ltd., 5.451% due 12/1/06	13,373,000
10,000,000	Georgetown Funding Co. LLC, 5.334% due 12/5/06	9,994,111
	Mint II LLC:
4,500,000	5.411% due 1/26/07 (b)	4,462,725
8,000,000	5.405% due 2/27/07 (b)	7,896,960
8,000,000	Morrigan TRR Funding LLC, 5.368% due 7/24/07 (b)	7,731,200
10,000,000	North Lake Capital, 5.349% due 12/14/06	9,980,753
8,000,000	Strand Capital LLC, 5.377% due 1/5/07	7,958,700

	Total Commercial Paper
	(Cost — $146,849,709)	146,851,724

Master Notes — 8.4%
13,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc. Master Note, 5.442% due 12/1/06	13,000,000
10,000,000	Morgan Stanley Master Note, 5.483% due 12/1/06	10,000,000

	Total Master Notes	23,000,000

U.S. Government & Agency Obligation — 1.9%
U.S. Government Agency — 1.9%
5,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 5.500% due 6/12/08
	(Cost — $5,000,000)	5,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $174,849,709)	174,851,724

	TOTAL INVESTMENTS — 101.8% (Cost — $278,345,788#)	278,304,248
	Liabilities in Excess of Other Assets — (1.8)%	(4,914,858)

	TOTAL NET ASSETS — 100.0%	$273,389,390

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (the “Portfolio”), is a separate diversified series of Institutional Portfolio (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,982
Gross unrealized depreciation	(75,522)

Net unrealized depreciation	($41,540)

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Institutional Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 29, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	January 29, 2007